OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Schedule of composition of non-financial assets

	Balance
	Current		Non-current
Other non-financial assets	12.31.2019	12.31.2018	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$	ThCh$
Prepaid expenses	11,242,456	4,967,255	595,045	810,662
Tax credit remainder (1)	180,695	18,022	103,540,639	13,322,720
Guaranty deposit	422	3,013	—	—
Judicial deposits	—	—	19,226,030	18,590,597
Others (2)	4,765,392	960,633	2,274,436	2,253,285
Total	16,188,965	5,948,923	125,636,150	34,977,264